Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees		$ 1,109	$ 3,109
Managed Containers
Property, Plant and Equipment [Line Items]
Cash paid to purchase containers from container Investor	$ 12,515
Containers, deemed financial liability		$ 4,855	$ 17,449